Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2020	2019
Deferred tax assets
Revenue and expense cutoff	$61,365	$57,497
Allowance for credit losses	267,783	250,906
Loss carryforward	1,417,511	1,623,542
	1,746,659	1,931,945
Less: valuation allowance	(1,417,511)	(1,623,542)
Total deferred tax assets, net	$329,148	$308,403
Deferred tax liabilities
Depreciation of property and equipment	$69,948	$65,540

Schedule of analysis of the deferred income tax balances for financial reporting purpose
	December 31,
	2020	2019
Deferred tax assets	$259,200	$242,863
Deferred tax liabilities	$-	$-